Notes to the consolidated balance sheet - French state-guaranteed loan ("PGE") and equity recovery loans ("PPR") (Details) € in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2023	Jun. 30, 2022 EUR (€) loan	May 31, 2020 EUR (€) agreement	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022
Guarantee Details
Loan obtained					€ 5,340
Repayments of borrowings				€ 1,448
Loan agreements with syndicate of French banks, under stimulus economic plan
Guarantee Details
Number of loan agreements | loan		2
Total amount of loan		€ 5,300			€ 5,300
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Guarantee Details
Number of loan agreements | loan		1
Percentage of loan guaranteed by French state						90.00%
Equity recovery loans
Guarantee Details
Financing period of loan	8 years
Repayment period for loan	4 years
Financing from a syndicate of French banks
Guarantee Details
Number of loans obtained guaranteed by the french state | agreement			3
Loan obtained			€ 10,000
Extension of term of debt			4 years
Number of loan agreements | loan		3
Repayments of borrowings				€ 1,400